Long-Term Debt - Summary of borrowings (Parenthetical) (Detail) $ in Thousands	Oct. 31, 2022 USD ($)
Senior Secured Notes Maturing On October Fifteenth Two Thousand And Twenty Seven [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 625,000
Secured Term Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 150,000